Related party transactions - Schedule of Remuneration Of And Outstanding Balances With Zegna Directors And Key Executives With Strategic Responsibilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Remuneration Of And Outstanding Balances With Key Management Personnel [Line Items]
Short-term employee benefits	€ 15,849	€ 17,516	€ 17,337
Post- employment benefits	1,986	3,047	1,015
Other long-term benefits	3,392	9,110	13,623
Share-based payments	4,058	14,251	9,358
Financial income	0	0	(24)
Key Management Personnel
Disclosure Of Remuneration Of And Outstanding Balances With Key Management Personnel [Line Items]
Employee benefits	7,074	4,346	28,648
Other non current financial liabilities	127,072	138,558	156,782
Other current liabilities	4,912	43,034	6,861
Non-current financial assets	€ 0	€ 0	€ 2,240